United States
Securities and Exchange Commission
Washington, DC   20549

Form 13-F

Form 13-F Cover Page

Report for the Calendar Year of the Quarter Ended
March 31, 2004.

Institutional Investment Manager Filing this Report:

Name:		Ayrshire Associates, Inc.
Address:		1800 K Street, NW
		Suite 1030
		Washington, DC   20006

13-F File Number:	028-07230

The Institutional Investment Manager filing this Form and its attachments and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements and schedules are considered integral parts of this Form.

Person signing the report on behalf of Reporting
Manager

Name:		James K. Ferguson
Title:		President
Phone:		202-293-9113

Signature, Place and Date of Signing:

James K. Ferguson	Washington, DC   	05/14/04

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M                             COM              88579Y101      292     3562 SH       SOLE                     3562
Abbott Labs                    COM              002824100      302     7360 SH       SOLE                     7360
Affiliated Computer Services   COM              008190100     4320    83240 SH       SOLE                    83240
Ambac Financial                COM              023139108     6394    86660 SH       SOLE                    86660
Amgen                          COM              031162100     3748    64450 SH       SOLE                    64450
Applebees Int'l                COM              037899101     5587   135340 SH       SOLE                   135340
BP PLC                         COM                             261     5096 SH       SOLE                     5096
Bank of America                COM              060505104     7839    96802 SH       SOLE                    96802
Carpatsky Petroleum            COM              143908101        0   134000 SH       SOLE                   134000
Cephalon                       COM              156708109     1324    23095 SH       SOLE                    23095
Chico's FAS                    COM              168615102     5554   119700 SH       SOLE                   119700
Cintas                         COM              172908105      333     7650 SH       SOLE                     7650
Cisco Systems                  COM              17275R102    10359   439503 SH       SOLE                   439503
Citigroup                      COM              172967101     1029    19898 SH       SOLE                    19898
Comerica                       COM              200340107      386     7112 SH       SOLE                     7112
DENTSPLY Intl                  COM              249030107     1580    35640 SH       SOLE                    35640
Deere & Company                COM              244199105      208     3000 SH       SOLE                     3000
Digene                         COM              253752109     1791    52095 SH       SOLE                    52095
Dow Chemical                   COM              260543103      388     9636 SH       SOLE                     9636
Ecolab                         COM              278865100      612    21460 SH       SOLE                    21460
Exxon Mobil                    COM              30231G102     3894    93622 SH       SOLE                    93622
First Data                     COM              319963104     1628    38610 SH       SOLE                    38610
General Electric               COM              369604103     3233   105919 SH       SOLE                   105919
General Growth Properties      COM              370021107     2135    60740 SH       SOLE                    60740
Goldman Sachs                  COM              38141G104     2343    22450 SH       SOLE                    22450
IBM                            COM              459200101      220     2396 SH       SOLE                     2396
Intel                          COM              458140100      260     9557 SH       SOLE                     9557
International Game Tech        COM              459902102     7347   163410 SH       SOLE                   163410
Interpublic Group              COM              460690100      208    13529 SH       SOLE                    13529
Jacobs Engineering             COM              469814107     3750    84090 SH       SOLE                    84090
Johnson & Johnson              COM              478160104     2892    57021 SH       SOLE                    57021
Johnson Controls Inc           COM              478366107     3792    64105 SH       SOLE                    64105
L-3 Communications             COM              502424104     2211    37169 SH       SOLE                    37169
LabCorp                        COM              50540R409     3917    99790 SH       SOLE                    99790
Liberty Media                  COM              530718105      190    17312 SH       SOLE                    17312
Liberty Media 'B'              COM              001957307      347    29476 SH       SOLE                    29476
Linear Technology              COM              535678106     4678   126130 SH       SOLE                   126130
Lowes Companies                COM              548661107     2778    49485 SH       SOLE                    49485
MBNA                           COM              55262L100     8899   322065 SH       SOLE                   322065
Mack Cali                      COM              554489104     2152    47910 SH       SOLE                    47910
Maxim Integrated               COM              57772K101     1898    40418 SH       SOLE                    40418
McDonald's                     COM              580135101      237     8291 SH       SOLE                     8291
Medtronic                      COM              585055106     3990    83566 SH       SOLE                    83566
Merck                          COM              589331107      999    22614 SH       SOLE                    22614
Microsoft                      COM              594918104     3574   143342 SH       SOLE                   143342
Northrop Grumman               COM              666807102     1503    15270 SH       SOLE                    15270
Office Depot                   COM              676220106      486    25800 SH       SOLE                    25800
OmniVision                     COM              682128103     1800    65905 SH       SOLE                    65905
Omnicom Group                  COM              681919106     7018    87450 SH       SOLE                    87450
PepsiCo                        COM              713448108     1195    22185 SH       SOLE                    22185
Pfizer                         COM              717081103     4276   121989 SH       SOLE                   121989
Procter & Gamble               COM              742718109      698     6654 SH       SOLE                     6654
QUALCOMM                       COM              747525103     3706    55900 SH       SOLE                    55900
Quality Systems Inc            COM              747582104     2011    44270 SH       SOLE                    44270
Sonic Solutions                COM              835460106     1945   101030 SH       SOLE                   101030
Sprint PCS                     COM              852061506      154    16700 SH       SOLE                    16700
St. Jude Medical               COM              790849103     2895    40150 SH       SOLE                    40150
Symantec                       COM              871503108     7116   153700 SH       SOLE                   153700
Sysco                          COM              871829107     1899    48630 SH       SOLE                    48630
Wal-Mart Stores                COM              931142103      319     5346 SH       SOLE                     5346
Walgreen                       COM              931422109     5216   158290 SH       SOLE                   158290
Washington REIT                COM              939653101      329    10124 SH       SOLE                    10124
Wells Fargo                    COM              949746101     3004    53015 SH       SOLE                    53015
Xilinx                         COM              983919101     4446   117740 SH       SOLE                   117740
Zimmer Holdings                COM              98956P102     2265    30698 SH       SOLE                    30698
Babson Entrprse Fd II (GE sale                                 210 6525.123 SH       SOLE                 6525.123